Stock Incentive Plans	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Jan. 31, 2021
Planet Labs Inc [Member]
Stock Incentive Plans [Line Items]
Stock Incentive Plans

11.	Stock Incentive Plans
In December 2011, the Company adopted the 2011 Stock Incentive Plan (the “Plan”). The Plan provides for the granting of stock options and RSUs to employees, consultants, and advisors of the Company. Options granted under the Plan may be either incentive stock options (“ISO”) or nonqualified stock options (“NSO”). ISOs may be granted only to Company employees including officers and directors who are also employees. NSOs may be granted to Company employees, consultants, and advisors. As of October 31, 2021, 36,274,025 shares of common stock are reserved for future issuance under the Plan.
Options under the Plan have a contractual life for periods of up to ten years (or five years if granted to a 10% stockholder). Options granted generally vest over four years.
A summary of stock option activity under the Plan is as follows:

	Options Outstanding
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Term (Years)	Aggregate Intrinsic Value (in thousands)
Balances at January 31, 2021	25,620,937	$4.88	7.21
Exercised	(2,749,340)	9.02
Granted	7,957,396	13.92
Forfeited	(1,767,093)	5.88

Balances at October 31, 2021	29,061,900	$6.90	7.17	$264,080

Vested and exercisable	17,187,395	$4.56	5.89	$196,513
The intrinsic value of options exercised during the nine months ended October 31, 2021 and 2020 was $13.7 million and $5.1 million, respectively.
The weighted-average grant date fair value of options granted during the nine months ended October 31, 2021 and 2020 was $5.81 and $2.60 per share, respectively. As of October 31, 2021, total unrecognized compensation costs related to stock options were $53.9 million. These costs are expected to be recognized over a period of approximately 3.43 years.
The fair value of the employee stock options granted during the nine months ended October 31, 2021 and 2020 was estimated using the following assumptions:

	Nine Months Ended October 31,
	2021	2020
Weighted-average expected term (years)	2.62 - 7.32	5.08 - 6.65
Expected volatility	42.45% - 48.39%	42.45% - 44.28%
Risk-free interest rate	0.37% - 1.23%	0.31% - 0.46%
Dividend yield	0.00%	0.00%
The expected term of stock options represents the weighted-average period the stock options are expected to remain outstanding. The Company uses the simplified method to determine its expected term because it does not have sufficient historical information to develop reasonable expectations about future exercise patterns and post-vesting employment termination behavior. As the Company is privately held and there has been no public market for its common stock to date, the expected volatility is based on the average historical stock price volatility of comparable publicly-traded companies in its industry peer group. The risk-free rate assumption is based on the

U.S. Treasury instruments whose term was consistent with the expected term of the Company’s stock options. The expected dividend assumption is based on the Company’s history and expectation of dividend payouts.
Early Exercises of Stock Options
The Plan allows for the early exercise of stock options for certain individuals as determined by the Company’s Board of Directors. Shares of common stock issued upon early exercises of unvested options are not deemed, for accounting purposes, to be issued until those shares vest according to their respective vesting schedules and accordingly, the consideration received for early exercises is initially recorded as a liability and reclassified to common stock and additional paid-in
capital as the underlying awards vest. Stock options that are early exercised are subject to a repurchase option that allows the Company to repurchase within ninety days of an individual’s termination for any reason, any unvested shares of such individual for a repurchase price equal to the lesser of the then-current fair market value of a share and the amount previously paid by the individual for such unvested shares. As of October 31, 2021, the Company had $17.0 million recorded in accrued and other current liabilities for early exercise of unvested stock options, and the related number of unvested shares subject to repurchase was 1,140,000.
Stock-Based Compensation
Stock-based compensation expense related to options granted to employees and nonemployees was recognized as follows:

	Nine Months Ended October 31,
(in thousands)	2021	2020
Cost of revenue	$688	$585
Research and development	4,582	2,898
Sales and marketing	1,959	1,193
General and administrative	5,904	6,805

Total expense	$13,133	$11,481
Capitalized internal-use software development costs	(514)	(392)

Total stock-based compensation expense	$12,619	$11,089

Restricted Stock Units
A summary of RSU activity under the Plan is as follows:

	Number of RSUs	Weighted Average Grant Date Fair Value
Balances at January 31, 2021	1,085,610	$6.09
Granted	2,531,752
Forfeited	(132,359)	$7.30

Balances at October 31, 2021	3,485,003	$11.99

An RSU will vest on the first date upon which both the service-based requirement and the liquidity event requirement are satisfied. Service-based requirement generally requires four years continuous service from a vesting commencement date. The liquidity event requirement will be satisfied as to any then outstanding RSUs on the first to occur of: (1) a change of control where the consideration paid for the Company’s Common Stock is cash, equity securities that are publicly traded, or a combination of both (such Change of Control, a “Qualifying Change of Control”); or (2) the effective date of an IPO (together, a “Liquidity Event”). In order for the liquidity event requirement to be satisfied, the Liquidity Event must occur on or before the seven year anniversary of the date of grant (the “Liquidity Event Deadline”). No RSUs will vest, and no shares allocated to the RSUs shall be issued, unless a Liquidity Event occurs on or before the Liquidity Event Deadline. As such, there were no RSUs vested as at October 31, 2021, and no stock-based compensation expense related to RSUs was recognized for the nine months ended October 31, 2021 and 2020. As of October 31, 2021, there was approximately $41.8 million of unrecognized stock-based compensation expense related to RSUs, of which, approximately $13.3 million related to RSUs which had met the service-based condition and would be recognized upon a Liquidity Event.

12.	Stock Incentive Plans
In December 2011, the Company adopted the 2011 Stock Incentive Plan (the “
Plan
”). The Plan provides for the granting of stock options and RSUs to employees, consultants, and advisors of the Company. Options granted under the Plan may be either incentive stock options (“
ISO
”) or nonqualified stock options
(“
NSO
”). ISOs may be granted only to Company employees including officers and directors who are also employees. NSOs may be granted to Company employees, consultants, and advisors. As of January 31, 2021, 821,818 shares of common stock are reserved for future issuance under the Plan.
Options under the Plan have a contractual life for periods of up to ten years (or five years if granted to a 10% stockholder). Options granted generally vest over four years.
A summary of stock option activity under the Plan is as follows:

	Options Outstanding
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Term (Years)	Aggregate Intrinsic Value (in thousands)
Balances at February 1, 2019	15,684,075	$3.42	7.07
Exercised	(111,910)	2.36
Granted	6,876,680	6.01
Forfeited	(2,355,113)	4.71

Balances at January 31, 2020	20,093,732	4.16	7.13
Exercised	(1,090,700)	0.49
Granted	8,000,619	6.19
Forfeited	(1,382,714)	5.45

Balances at January 31, 2021	25,620,937	$4.88	7.21	$80,964
Vested and exercisable	15,849,747	$4.14	6.15	$61,882
The intrinsic value of options exercised during the years ended January 31, 2021 and 2020, was $6.1 million and $0.4 million, respectively.
A summary of options outstanding and exercisable by price at January 31, 2021 are as follows:

	Options Outstanding		Options Exercisable
Exercise Price	Number of Options	Weighted Average Remaining Contractual Life (in Years)	Number of Options	Weighted Average Remaining Contractual Life (in Years)
$0.00002	48,995	0.64	48,995	0.64
0.014	187,500	0.79	187,500	0.79
0.070	25,000	1.46	25,000	1.46
0.106	545,050	2.58	545,050	2.58
0.856	2,218,795	3.57	2,218,795	3.57
2.768	1,426,495	4.25	1,426,495	4.25
3.102	1,445,855	4.73	1,445,855	4.73
3.560	1,629,030	5.21	1,629,030	5.21
5.234	203,765	6.01	203,765	6.01
5.650	2,334,810	6.40	2,125,470	6.39
5.846	1,802,595	7.59	1,164,672	7.57
6.006	5,907,345	8.52	2,283,987	8.50
6.190	7,845,702	9.4	2,545,133	9.26

	25,620,937		15,849,747

The weighted-average grant date fair value of options granted during the years ended January 31, 2021 and 2020 was $2.83 and $2.51 per share, respectively. As of January 31, 2021, total unrecognized compensation costs related to stock options were $22.5 million. These costs are expected to be recognized over a period of approximately 2.78 years.
The fair value of shares vested during the year ended January 31, 2021 was $10.2 million. The fair value of the employee stock options granted during the years ended January 31, 2021 and 2020 was estimated using the following assumptions:

Year Ended January 31,
	2021	2020
Weighted-average expected term (years)	5.02 - 6.76	5.08 - 6.83
Expected volatility	42.45% - 44.71%	38.13% - 39.85%
Risk-free interest rate	0.31% - 0.52%	1.67% - 2.54%
Dividend yield	—	—
The expected term of stock options represents the weighted-average period the stock options are expected to remain outstanding. The Company uses the simplified method to determine its expected term because it does not have sufficient historical information to develop reasonable expectations about future exercise patterns and post-vesting employment termination behavior. As the Company is privately held and there has been no public market for its common stock to date, the expected volatility is based on the average historical stock price volatility of comparable publicly-traded companies in its industry peer group. The risk-free rate assumption is based on the U.S. Treasury instruments whose term was consistent with the expected term of the Company’s stock options. The expected dividend assumption is based on the Company’s history and expectation of dividend payouts.
Stock-Based Compensation
Stock-based compensation expense related to options granted to employees and nonemployees was recognized as follows:

	Year Ended January 31,
(in thousands)	2021	2020
Cost of revenue	$843	$788
Research and development	4,109	2,754
Sales and marketing	1,687	1,234
General and administrative	7,899	1,252

Total expense	14,538	6,028
Capitalized internal-use software development costs	(526)	(957)

Total stock-based compensation expense	$14,012	$5,071

Restricted Stock Units
A summary of RSU activity under the Plan is as follows:

	Number of RSUs	Weighted Average Grant Date Fair Value
Balances at February 1, 2019	803,430	$5.985
Vested	—	—
Granted	587,500	6.109
Forfeited	(450,000)	6.041

Balances at January 31, 2020	940,930	$6.036
Vested	—	—
Granted	200,000	6.470
Forfeited	(55,320)	5.984

Balances at January 31, 2021	1,085,610	$6.091

An RSU will vest on the first date upon which both the service-based requirement and the liquidity event requirement are satisfied. Service-based requirement generally requires four years continuous service from a vesting commencement date. The liquidity event requirement will be satisfied as to any then outstanding RSUs on the first to occur of: (1) a change of control where the consideration paid for the Company’s Common Stock is cash, equity securities that are publicly traded, or a combination of both (such Change of Control, a “
Qualifying Change of Control
”); or (2) the effective date of an IPO (together, a “
Liquidity Event
”). In order for the liquidity event requirement to be satisfied, the Liquidity Event must occur on or before the seven year anniversary of the date of grant (the “
Liquidity Event Deadline
”). No RSUs will vest, and no shares allocated to the RSUs shall be issued, unless a Liquidity Event occurs on or before the Liquidity Event Deadline. As such, there were no RSUs vested as at January 31, 2020 and 2021, and no stock-based compensation expense related to RSUs was recognized for the years ended January 31, 2021 and 2020. As of January 31, 2021, there was approximately $6.6 million of unrecognized stock-based compensation expense related to RSUs, of which, approximately $3.2 million related to RSUs which had met the service-based condition and would be recognized upon a Liquidity Event.